Accounts Receivable - Allowance for doubtful accounts (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Balance at beginning of year	¥ 1,673	¥ 1,656
Additions	480	17
Accounts receivable, net	¥ 2,153	¥ 1,673